Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(11)	Income Taxes

The components of the net deferred tax asset at  December 31, 2021 and 2020 were as follows:

	In Thousands
	2021	2020
Deferred tax asset:
Federal	$11,604	9,500
State	3,613	2,913
	15,217	12,413
Deferred tax liability:
Federal	(1,822)	(4,000)
State	(603)	(1,324)
	(2,425)	(5,324)
Net deferred tax asset	$12,792	7,089

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) at  December 31, 2021 and 2020 were:

	In Thousands
	2021	2020
Financial statement allowance for loan losses in excess of tax allowance	$10,129	9,840
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,098)	(2,461)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,347	1,253
Writedown of other real estate not deductible for income tax purposes until sold	—	—
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss (gain) on securities available-for-sale	2,235	(2,535)
Equity based compensation	1,028	854
Other items, net	478	465
Net deferred tax asset	$12,792	7,089

The components of income tax expense (benefit) at  December 31, 2021, 2020 and 2019 are summarized as follows:

	In Thousands
	Federal	State	Total
2021
Current	$13,580	2,084	15,664
Deferred	(698)	(234)	(932)
Total	$12,882	1,850	14,732
2020
Current	$11,383	1,539	12,922
Deferred	(2,503)	(801)	(3,304)
Total	$8,880	738	9,618
2019
Current	$10,134	1,411	11,545
Deferred	(335)	(143)	(478)
Total	$9,799	1,268	11,067

A reconciliation of actual income tax expense of $14,732,000, $9,618,000 and $11,067,000 for the years ended December 31, 2021, 2020 and 2019, respectively, to the “expected” tax expense (computed by applying the statutory rate of 21% for 2021, 2020 and 2019 to earnings before income taxes) is as follows:

	In Thousands
	2021	2020	2019
Computed “expected” tax expense	$13,473	10,103	9,893
State income taxes, net of Federal income tax benefit	1,584	552	1,056
Tax exempt interest, net of interest expense exclusion	(237)	(245)	(186)
Earnings on cash surrender value of life insurance	(205)	(173)	(170)
Expenses not deductible for tax purposes	12	14	37
Equity based compensation	(28)	(6)	15
Other	133	(627)	422
	$14,732	9,618	11,067

Total income tax expense for 2021, 2020 and 2019, includes $7,000, $231,000 and $(70,000) of expense (benefit) related to the realized gain and loss on sale of securities, respectively.

As of December 31, 2021, 2020 and 2019 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

No valuation allowance for deferred tax assets was recorded at December 31, 2021 and 2020 as management believes it is more likely than not that all of the deferred tax assets will be realized against deferred tax liabilities and projected future taxable income. There were no unrecognized tax benefits during any of the reported periods.

The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2018. The Company’s Federal tax returns have been audited through December 31, 2005 with no changes.